Non-Controlling Interests - Earnings of Subsidiaries with Non-Controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Revenues	$ 2,249	$ 2,307	$ 2,397
Net earnings (loss)	(90)	(118)	276
Total comprehensive income	(86)	(43)	361
Amounts attributable to the non-controlling interests:
Net earnings	108	42	107
Total comprehensive income	124	31	146
Distributions paid to non-controlling interests	(180)	(172)
TransAlta Renewables
Disclosure of subsidiaries [line items]
Revenues	462	459	259
Net earnings (loss)	241	13	1
Total comprehensive income	281	(24)	40
Amounts attributable to the non-controlling interests:
Net earnings	94	11	2
Total comprehensive income	110	0	18
Distributions paid to non-controlling interests	79	85	83
TransAlta Cogeneration L.P.
Disclosure of subsidiaries [line items]
Revenues	185	175	274
Net earnings (loss)	29	61	211
Total comprehensive income	29	61	258
Amounts attributable to the non-controlling interests:
Net earnings	14	31	105
Total comprehensive income	14	31	128
Distributions paid to non-controlling interests	$ 86	$ 87	$ 68